Note 3 - Significant Accounting Policies (Tables)	12 Months Ended
Nov. 30, 2018
Accounting Policies [Abstract]
Schedule of Depreciation Rates
Assets	Basis	Rate

Computer equipment	Declining balance	30%
Computer software	Declining balance	50%
Furniture and fixtures	Declining balance	20%
Laboratory equipment	Declining balance	20%
Leasehold improvements	Straight line	Over term of lease